STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Activity Related to RSUs and RSAs
A summary of activity and weighted average fair values related to the RSUs is as follows:

	Three Months Ended March 31, 2021
	Shares	Weighted Average Fair Value
Outstanding at December 31, 2020	633,057	$8.34
Granted	534,144	13.58
Vested	(640)	8.34
Forfeited	(14,118)	8.34
Outstanding and nonvested at March 31, 2021	1,152,443	$10.77
A summary of activity and weighted average fair values related to the RSAs is as follows:

	Three Months Ended March 31, 2021
	Shares	Weighted Average Fair Value
Outstanding at December 31, 2020	68,946	$8.34
Granted	—	—
Outstanding and nonvested at March 31, 2021	68,946	$8.34

A summary of activity and weighted average fair values related to the RSUs is as follows:

	Shares	Weighted Average Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding at June 26, 2020	—	$—	—
Granted	710,045	8.34
Forfeited	(76,988)	8.34
Outstanding and nonvested at December 31, 2020	633,057	$8.34	0.88
A summary of activity and weighted average fair values related to the RSAs is as follows:

	Shares	Weighted Average Fair Value	Weighted Avg. Remaining Contractual Term (in years)
Outstanding at June 26, 2020	—	$—	—
Granted	68,946	8.34
Outstanding and nonvested at December 31, 2020	68,946	$8.34	1.33

Schedule of Unrecognized Compensation Cost on Nonvested Awards
As of March 31, 2021, the Company had not yet recognized compensation costs on nonvested awards as follows (in thousands):

	Unrecognized Compensation Cost	Weighted Ave. Remaining Recognition Period (in years)
Nonvested awards	$10,401	1.15

As of December 31, 2020, the Company had not yet recognized compensation cost on nonvested awards as follows (in thousands):

	Unrecognized Compensation Cost	Weighted Avg. Remaining Recognition Period (in years)
Nonvested awards	$4,593	0.93